Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Capital Matters [Abstract]
Actual And Required Capital Amounts And Ratios Of CFBank

	Actual		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2020
Total Capital to risk weighted assets	$136,683	14.31%	$100,298	10.50%	$95,522	10.00%
Tier 1 (Core) Capital to risk weighted assets	124,678	13.05%	81,194	8.50%	76,418	8.00%
Common equity tier 1 capital to risk-weighted assets	124,678	13.05%	66,866	7.00%	62,089	6.50%
Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	124,678	9.74%	51,187	4.00%	63,984	5.00%

	Actual		Minimum Capital Required-Basel III Fully Phased-In		To Be Well Capitalized Under Applicable Regulatory Capital Standards
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2019
Total Capital to risk weighted assets	$95,164	12.96%	$77,097	10.50%	$73,425	10.00%
Tier 1 (Core) Capital to risk weighted assets	87,857	11.97%	62,412	8.50%	58,740	8.00%
Common equity tier 1 capital to risk-weighted assets	87,857	11.97%	51,398	7.00%	47,726	6.50%
Tier 1 (Core) Capital to adjusted total assets (Leverage ratio)	87,857	10.58%	33,221	4.00%	41,526	5.00%